Fair Value Measurements and Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
Summary of assets and liabilities measured at fair value on a recurring basis
The following tables summarize the Company’s assets and liabilities measured at fair value on a recurring basis by level within the valuation hierarchy (in thousands):

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$366,348	$—	$—	$366,348
Commercial paper	—	5,484	—	5,484

Total cash equivalents	$366,348	$5,484	$—	$371,832

Marketable securities:
Commercial paper	$—	$7,313	$—	$7,313
Corporate debt securities	—	44,460	—	44,460

Total marketable securities	$—	$51,773	$—	$51,773

Total assets	$366,348	$57,257	$—	$423,605

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$30,666	$—	$—	$30,666

Total cash equivalents	$30,666	$—	$—	$30,666

Marketable securities:
Treasury bills	$30,932	$—	$—	$30,932
Commercial paper	—	5,876	—	5,876
Corporate debt securities	—	87,972	—	87,972

Total marketable securities	$30,932	$93,848	$—	$124,780

Total assets	$61,598	$93,848	$—	$155,446

Liability
Participation right liability	$—	$—	$3,105	$3,105

Total liabilities	$—	$—	$3,105	$3,105

Schedule of Participation Right Liability
The following table summarizes the activity of the Company’s participation right liability, which was previously measured using unobservable inputs through its settlement in April 2025 (in thousands):

Balance as of December 31, 2024	$3,105
Change in fair value of participation right liability	725
Settlement of participation right liability	(3,830)

Balance as of December 31, 2025	$—

Schedule of Probability-Weighted Expected Return Method	The fair value per Series B share was estimated using the Probability-Weighted Expected Return Method (“PWERM”). Under the PWERM, we considered various liquidity events, including the de-SPAC
Transaction, an initial public offering, and a sale of the Company, assigned probability to each liquidity scenario, and estimated the fair value per Series B share using the following assumptions:

Probability of a qualifying liquidity event	15.0% – 50.0%
Expected term, years	0.29 – 1.67
Discount rate	20.0%

Schedule of Amortized Cost and Fair Value
The following tables summarize the amortized cost and fair value of the Company’s cash equivalents and marketable securities by major investment category for the periods indicated (in thousands):

	December 31, 2025
	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Marketable securities:
Commercial paper	$7,311	$2	$—	$7,313
Corporate debt securities	44,446	18	(4)	44,460

Total marketable securities	$51,757	$20	$(4)	$51,773

	December 31, 2024
	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Marketable securities:
Treasury bills	$30,825	$107	$—	$30,932
Commercial paper	5,857	19	—	5,876
Corporate debt securities	87,750	222	—	87,972

Total marketable securities	$124,432	$348	$—	$124,780